Goodwill and Other Intangibles Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTe 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

CHANGES IN GOODWILL BALANCES

	2014				2013
			Dispositions,				Dispositions,
			currency				currency
	Balance at		exchange	Balance at	Balance at		exchange	Balance at
(In millions)	January 1	Acquisitions	and other	December 31	January 1	Acquisitions	and other	December 31

CLL	$13,522	$-	$(464)	$13,058	$13,454	$3	$65	$13,522
Consumer	10,277	-	(500)	9,777	10,882	14	(619)	10,277
Energy Financial Services	1,507	-	-	1,507	1,562	-	(55)	1,507
GECAS	147	-	-	147	147	-	-	147
Total	$25,453	$-	$(964)	$24,489	$26,045	$17	$(609)	$25,453

Goodwill balances decreased $964 million in 2014, primarily as a result of currency exchange effects of a stronger U.S. dollar, the sale of GEMB-Nordic and other dispositions and a reclassification of goodwill associated with Budapest Bank to assets of businesses held for sale.

Goodwill balances decreased $592 million in 2013, primarily as a result of dispositions.

We test goodwill for impairment annually in the third quarter of each year using data as of July 1 of that year. The impairment test consists of two steps: in step one, the carrying value of the reporting unit is compared with its fair value; in step two, which is applied when the carrying value is more than its fair value, the amount of goodwill impairment, if any, is derived by deducting the fair value of the reporting unit’s assets and liabilities from the fair value of its equity, and comparing that amount with the carrying amount of goodwill. We determined fair values for each of the reporting units using an income approach. For our Consumer reporting unit, we incorporated market observable data in determining fair value. When available and appropriate, we use comparative market multiples to corroborate discounted cash flow results. We assess the valuation methodology based upon the relevance and availability of the data at the time we perform the valuation.

Under the income approach, fair value is determined based on the present value of estimated future cash flows, discounted at an appropriate risk-adjusted rate. We use our internal forecasts to estimate future cash flows and include an estimate of long-term future growth rates based on our most recent views of the long-term outlook for each business. Actual results may differ from those assumed in our forecasts. We derive our discount rates using a capital asset pricing model and analyzing published rates for industries relevant to our reporting units to estimate the cost of equity financing. We use discount rates that are commensurate with the risks and uncertainty inherent in the respective businesses and in our internally developed forecasts. Discount rates used in our reporting unit valuations ranged from 10.5% to 13.3%.

During the third quarter of 2014, we performed our annual impairment test of goodwill for all of our reporting units (i.e., CLL, Consumer, Energy Financial Services and GECAS). Based on the results of our step one testing, the fair values of each of the GECC reporting units exceeded their carrying values; therefore, the second step of the impairment test was not required to be performed for any of our reporting units and no goodwill impairment was recognized.

Estimating the fair value of reporting units requires the use of estimates and significant judgments that are based on a number of factors including actual operating results. It is reasonably possible that the judgments and estimates described above could change in future periods.

other intangible assets

INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

	2014			2013
	Gross			Gross
	carrying	Accumulated		carrying	Accumulated
December 31 (In millions)	amount	amortization	Net	amount	amortization	Net

Customer-related	$1,345	$(844)	$501	$1,172	$(801)	$371
Capitalized software	2,108	(1,609)	499	2,159	(1,679)	480
Lease valuations	140	(124)	16	165	(124)	41
Trademarks	30	(20)	10	49	(36)	13
Patents and technology	87	(83)	4	100	(96)	4
Present value of future profits(a)	614	(614)	-	574	(574)	-
All other	391	(354)	37	329	(276)	53
Total	$4,715	$(3,648)	$1,067	$4,548	$(3,586)	$962

(a) Balances at December 31, 2014 and 2013 reflect adjustments of $293 million and $322 million, respectively, to the present value of future profits in our run-off insurance operation to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

During 2014, we recorded additions to intangible assets subject to amortization of $349 million. The components of finite-lived intangible assets acquired during 2014 and their respective weighted average amortizable period follow.

COMPONENTS OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED DURING 2014
		Weighted-average
	Gross	amortizable period
(In millions)	carrying value	(in years)

Customer-related	$263	7.6
Capitalized software	86	4.9

Amortization expense related to intangible assets subject to amortization was $359 million, $368 million and $349 million in 2014, 2013 and 2012, respectively, and is recorded in operating and administrative expense on the financial statements. Estimated annual pre-tax amortization for intangible assets over the next five calendar years follows.

ESTIMATED 5 YEAR CONSOLIDATED AMORTIZATION

(In millions)	2015	2016	2017	2018	2019

Estimated annual pre-tax amortization	$331	$274	$206	$133	$118